Financial Instruments and Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Foreign Currency Financial Assets and Liabilities

The carrying amounts of the Group’s financial assets and liabilities which are denominated in foreign currency are as follows:

	Assets		Liabilities
	As of December 31		As of December 31
	2025	2024	2025	2024
	NIS in thousands	NIS in thousands	NIS in thousands	NIS in thousands
Investment in Fore – USD	122	2,147		-
Other receivables – USD	777	1,425		-
Trade payables – USD		-	385	12,491
Trade payables – CAD		-	11,747	2,197

Schedule of Financial Liabilities Contractual Terms, by Undiscounted Amounts

As of December 31, 2025

	Up to one year	One year or more	Total
	NIS in thousands
Credit from banking corporations **	88,802	59,460	148,262
Trade payables and other payables	107,335	-	107,335
Lease liability (1)	4,262	19,489	23,751
Short term loan from related party (Note 23)	11,000	-	11,000
	211,399	78,949	290,348

As of December 31, 2024:

	Up to one year	One year or more	Total
	NIS in thousands
Credit from banking corporations **	69,435	111,334	180,769
Trade payables and other payables	114,559		114,560
Lease liability (1)	4,789	23,201	27,990
	188,783	134,535	323,319

**	The Company is in compliance with the required financial covenants. Therefore, the liabilities are presented under non-current liabilities.

(1)	The Company has lease agreements for the Company’s offices in Herzliya and for the pharmacies located throughout Israel. the term of the lease agreements ends between 2025 – 2036, depending on the location.

Schedule of Financial Assets Measured in Fair Value

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	117		122	239
Investment in XTL stocks	92			92
Total assets	209		122	331

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	83	-	2,147	2,230
Investment in XTL stocks	250	-	-	250
Total assets	333	-	2,147	2,480

Schedule of Financial Assets Measured at Fair Value through Profit or Loss

Changes in financial instruments whose fair value measurement was classified at level 3:

	Financial assets measured at fair value through profit or loss in
	2025	2024
	NIS in thousands
Opening balance	2,147	1,922
Profit (loss) which was recognized in the statement of income	(2,025)	225
Closing balance	122	2,147